Common Stock (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of common stock reserved for future issuance

As of December 31, 2022, the Company has reserved the following shares of common stock for future issuance:

Exercise of outstanding stock options	2,152,641
Available for issuance under equity compensation plans	57,198
Exercise of outstanding stock warrants	11,041,332
Conversion of Series A Preferred Stock	1,028,262
Reserved for issuance pursuant to the Arena Purchase Agreement	4,228,064
Total shares of authorized common stock reserved for future issuance	18,507,497